Finance Receivables (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	0 Months Ended				3 Months Ended	9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 05, 2012	Mar. 31, 2013 Returned To Borrower [Member]	Sep. 30, 2013 Draw Down [Member]	Aug. 08, 2013 Tribute Term Loan [Member]	Sep. 30, 2013 Tribute Term Loan [Member]	Sep. 30, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Sep. 30, 2013 Tribute Term Loan [Member] Revenue [Member]	Sep. 30, 2013 Tribute Term Loan [Member] Revenue [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Line of Credit [Member]	Apr. 02, 2013 Besivance [Member]	Sep. 30, 2013 Besivance [Member]	Sep. 30, 2013 Besivance [Member]	Sep. 30, 2013 Besivance [Member] Bess Royalty [Member]	Jun. 12, 2013 TRT [Member]	Sep. 30, 2013 TRT [Member]	Sep. 30, 2013 TRT [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2013 SWK Funding LLC [Member]	Sep. 30, 2013 SWK Funding LLC [Member]	Dec. 05, 2012 SWK Funding LLC [Member]	Dec. 05, 2012 A Client Of SWK Advisors [Member]
Note 2 - Finance Receivables (Details) [Line Items]
Debt Instrument, Face Amount					$ 22,500																		$ 6,500	$ 6,500	$ 19,000	$ 3,500
Loan Commitment Assigned by Wholly-Owned Subsidiary of the Company	12,500	12,500	12,500																						19,000	3,500
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			16.00%					13.50%														16.00%
Loan Exit Fee Which the Lenders are Entitled to	2,000	2,000	2,000																					577
Interest Income, Other	335	1,002	1,591										130			257	517			88	88
Accretion of Exit Fee	70	214	578
Restricted Cash and Cash Equivalents, Current	609	609		1,000
Increase (Decrease) in Restricted Cash		(391)	(1,000)	1,000		(250)	(143)
Financing Receivable, Net	20,179	20,179	29,286	6,500				8,000						2,000
Payments to Acquire Loans Receivable		13,880						6,000
Class of Warrant or Right, Outstanding (in Shares)									755,736
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									0.60
Warrants and Rights Outstanding	288	288	292	0						265	334
Fair Value Adjustment of Warrants		56	60									69	69
Total Cost of Royalty Stream															15,000				2,000
Company Funded, Royalty Stream															6,000
Royalty Stream, Percentage																40.3125%	40.3125%
Royalty Stream, Contingent Consideration Paid by Third Party																		1,000
Royalty Stream, Contingent Consideration, Liability																				$ 1,250	$ 1,250